Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 557,307,690.00
Previously Paid Amount	78,464.19
Total Fee Amount	78,464.19
Total Offset Amount	0.00
Net Fee	$ 0.00